Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2019
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
AdvisorShares Cornerstone Small Cap ETF (Prospectus Summary) | AdvisorShares Cornerstone Small Cap ETF | AdvisorShares Cornerstone Small Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCAP
AdvisorShares Dorsey Wright ADR ETF (Prospectus Summary) | AdvisorShares Dorsey Wright ADR ETF | AdvisorShares Dorsey Wright ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR
AdvisorShares Dorsey Wright Micro-Cap ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Micro-Cap ETF | AdvisorShares Dorsey Wright Micro-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWMC
AdvisorShares Dorsey Wright Short ETF (Prospectus Summary) | AdvisorShares Dorsey Wright Short ETF | AdvisorShares Dorsey Wright Short ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DWSH
AdvisorShares DoubleLine Value Equity ETF (Prospectus Summary) | AdvisorShares DoubleLine Value Equity ETF | AdvisorShares DoubleLine Value Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBLV
AdvisorShares Focused Equity ETF (Prospectus Summary) | AdvisorShares Focused Equity ETF | AdvisorShares Focused Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CWS
AdvisorShares FolioBeyond Smart Core Bond ETF (Prospectus Summary) | AdvisorShares FolioBeyond Smart Core Bond ETF | AdvisorShares FolioBeyond Smart Core Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Prospectus Summary) | AdvisorShares Pacific Asset Enhanced Floating Rate ETF | AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRT
AdvisorShares Pure Cannabis ETF (Prospectus Summary) | AdvisorShares Pure Cannabis ETF | AdvisorShares Pure Cannabis ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YOLO
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares Sage Core Reserves ETF (Prospectus Summary) | AdvisorShares Sage Core Reserves ETF | AdvisorShares Sage Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA
AdvisorShares Vice ETF (Prospectus Summary) | AdvisorShares Vice ETF | AdvisorShares Vice ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACT